Third Avenue Value Fund

Third Avenue Small-Cap

Value Fund

Third Avenue Real Estate

Value Fund

Third Avenue International

Real Estate Value Fund

THIRD QUARTER REPORT

July 31, 2025

The Funds are distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Funds. The prospectus and additional information about the Funds can be found at www.thirdave.com and should be read carefully.

To read the latest calendar quarter Portfolio Manager Commentary, please visit

www.thirdave.com

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments

at July 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks - 93.01%
	Automotive - 11.89%
413,873	Bayerische Motoren Werke AG (Germany)	$39,380,639
293,001	Mercedes-Benz Group AG (Germany)	16,589,799
1,697,700	Subaru Corp. (Japan)	31,230,587

		87,201,025

	Banks - 12.65%
2,609,927	Bank of Ireland Group PLC (Ireland)	34,999,068
3,586,462	Close Brothers Group PLC (United Kingdom) (a)	19,060,476
142,879	Comerica, Inc.	9,654,334
882,569	Deutsche Bank AG (Germany)	29,068,769

		92,782,647

	Brokerages & Exchanges - 1.41%
4,828,711	Bolsa Mexicana de Valores S.A.B. de C.V. (Mexico)	10,333,160

	Building Products - 7.13%
559,942	Buzzi SpA (Italy)	29,239,971
942,600	Taiheiyo Cement Corp. (Japan)	23,034,167

		52,274,138

	Capital Equipment - 5.69%
336,100	Horiba, Ltd. (Japan)	24,717,897
594,200	Jeol, Ltd. (Japan)	16,999,636

		41,717,533

	Consumer Products - 1.84%
525,088	Misto Holdings Corp. (South Korea)	13,518,281

	Diversified Holding Companies - 9.29%
724,770	Ayala Corp. (Philippines)	7,330,636
4,199,382	CK Hutchison Holdings, Ltd. (Hong Kong)	27,333,794
1,019,500	Jardine Cycle & Carriage, Ltd. (Singapore)	20,644,684
3,318,103	Quinenco S.A. (Chile)	12,792,953

		68,102,067

	Energy - Refining & Marketing - 2.74%
6,626,149	Ultrapar Participacoes S.A. (Brazil)	20,104,878

	Forest Products & Paper - 1.03%
842,646	Interfor Corp. (Canada) (a)	7,577,489

	Insurance - 1.64%
2,498,569	Conduit Holdings, Ltd. (Bermuda)	10,049,429

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (continued)

at July 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Insurance (continued)
54,629	Old Republic International Corp.	$1,975,931

		12,025,360

	Materials/Diversified Chemicals - 1.04%
116,475	Rogers Corp. (a)	7,638,431

	Media - 1.49%
34,626,975	S4 Capital PLC (United Kingdom) (b)	10,952,362

	Metals & Mining - 11.98%
6,436,338	Capstone Copper Corp. (Canada) (a)	36,092,917
2,239,676	Lundin Mining Corp. (Canada)	22,871,980
562,715	Warrior Met Coal, Inc.	28,912,297

		87,877,194

	Non-U.S. Real Estate Operating Companies - 2.36%
30,659,900	Genting Singapore, Ltd. (Singapore)	17,294,767

	Oil & Gas Production & Services - 13.31%
7,531,851	Harbour Energy PLC (United Kingdom)	19,808,315
973,870	Subsea 7, S.A. (United Kingdom)	18,872,603
677,381	Tidewater, Inc. (a)	33,875,824
514,424	Valaris, Ltd. (a)	25,016,439

		97,573,181

	Transportation & Logistics - 7.52%
279,431,968	Cia Sud Americana de Vapores S.A. (Chile)	14,120,852
3,228,199	easyJet PLC (United Kingdom)	20,932,501
701,700	PALTAC Corp. (Japan)	20,080,556

		55,133,909

	Total Common Stocks (Cost $522,274,350)	682,106,422

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Value Fund

Portfolio of Investments (concluded)

at July 31, 2025 (Unaudited)

Shares	Security†	Value

Short-Term Investments - 6.68%
49,007,974	Dreyfus Treasury Securities Cash Management, Institutional Shares, 4.120% (c)	$49,007,974

	Total Short-Term Investments (Cost $49,007,974)	49,007,974

	Total Investment Portfolio - 99.69% (Cost $571,282,324)	731,114,396
	Other Assets less Liabilities - 0.31%	2,307,991

	NET ASSETS - 100.00%	$733,422,387

	Investor Class:
	Net assets applicable to 339,753 shares outstanding	$22,233,590

	Net asset value, offering and redemption price per share	$65.44

	Institutional Class:
	Net assets applicable to 10,583,586 shares outstanding	$687,533,809

	Net asset value, offering and redemption price per share	$64.96

	Z Class:
	Net assets applicable to 364,184 shares outstanding	$23,654,988

	Net asset value, offering and redemption price per share	$64.95

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Rate disclosed represents 30-day yield at July 31, 2025.
†	U.S. issuer unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments

at July 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks - 92.36%
	Auto Parts & Services - 0.70%
10,195	Visteon Corp. (a)	$1,133,174

	Bank & Thrifts - 16.75%
161,920	OceanFirst Financial Corp.	2,717,018
101,965	Prosperity Bancshares, Inc.	6,792,908
209,426	Southside Bancshares, Inc.	6,165,502
102,574	UMB Financial Corp.	11,282,114

		26,957,542

	Building Products - 2.10%
46,238	BlueLinx Holdings, Inc. (a)	3,387,858

	Conglomerates - 2.00%
1,015	Seaboard Corp.	3,214,688

	Consulting & Information Technology Services - 2.45%
46,937	ICF International, Inc.	3,937,545

	Consumer Discretionary - 5.71%
164,438	Atlanta Braves Holdings, Inc., Class A (a)	7,745,030
25,700	Atlanta Braves Holdings, Inc., Class C (a)	1,145,192
19,641	Hamilton Beach Brands Holding Co., Class A	305,810

		9,196,032

	Energy - Refining & Marketing - 1.84%
131,050	PBF Energy, Inc., Class A	2,961,730

	Financials - 3.91%
170,678	Encore Capital Group, Inc. (a)	6,294,605

	Healthcare - 7.89%
203,008	Collegium Pharmaceutical, Inc. (a)	6,061,819
189,118	Supernus Pharmaceuticals, Inc. (a)	6,638,042

		12,699,861

	Home Building - 2.98%
155,515	TRI Pointe Homes, Inc. (a)	4,789,862

	Industrial Equipment - 2.06%
14,869	Alamo Group, Inc.	3,309,542

	Industrial Services - 7.45%
39,063	MYR Group, Inc. (a)	7,558,691
25,878	UniFirst Corp.	4,425,914

		11,984,605

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (continued)

at July 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	Information Technology - 2.54%
368,974	Cantaloupe, Inc. (a)	$4,084,542

	Insurance & Reinsurance - 13.47%
602,020	Ambac Financial Group, Inc. (a)	5,056,968
35,700	Investors Title Co.	7,540,554
382,502	ProAssurance Corp. (a)	9,088,247

		21,685,769

	Materials/Diversified Chemicals - 4.82%
787,909	LSB Industries, Inc. (a)	6,090,537
25,332	Rogers Corp. (a)	1,661,272

		7,751,809

	Metals Manufacturing - 4.29%
89,330	Kaiser Aluminum Corp.	6,906,102

	Oil & Gas Production & Services - 5.29%
330,144	SandRidge Energy, Inc.	3,430,196
101,786	Tidewater, Inc. (a)	5,090,318

		8,520,514

	U.S. Real Estate Operating Companies - 6.11%
962,705	Five Point Holdings, LLC, Class A (a)	5,131,218
178,231	FRP Holdings, Inc. (a)	4,705,298

		9,836,516

	Total Common Stocks (Cost $108,581,514)	148,652,296

Closed-End Funds - 3.08%
	Financials - 3.08%
101,812	Central Securities Corp.	4,957,226

	Total Closed-End Funds (Cost $2,713,474)	4,957,226

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Small-Cap Value Fund

Portfolio of Investments (concluded)

at July 31, 2025 (Unaudited)

Shares	Security†	Value

Short-Term Investments - 4.22%
6,783,967	Dreyfus Treasury Securities Cash Management, Institutional Shares, 4.120% (b)	$6,783,967

	Total Short-Term Investments (Cost $6,783,967)	6,783,967

	Total Investment Portfolio - 99.66% (Cost $118,078,955)	160,393,489
	Other Assets less Liabilities - 0.34%	552,562

	NET ASSETS - 100.00%	$160,946,051

	Investor Class:
	Net assets applicable to 270,312 shares outstanding	$5,002,741
	Net asset value, offering and redemption price per share	$18.51

	Institutional Class:
	Net assets applicable to 7,998,583 shares outstanding	$154,117,716

	Net asset value, offering and redemption price per share	$19.27

	Z Class:
	Net assets applicable to 94,227 shares outstanding	$1,825,594

	Net asset value, offering and redemption price per share	$19.37

Notes:

(a)	Non-income producing security.
(b)	Rate disclosed represents 30-day yield at July 31, 2025.
†	U.S. issuer unless otherwise noted.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments

at July 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks - 81.23%
	Consulting/Management - 12.63%
154,711	CBRE Group, Inc., Class A (a)	$24,094,691
111,702	Fidelity National Financial, Inc.	6,303,344
48,529	Jones Lang LaSalle, Inc. (a)	13,120,300

		43,518,335

	Forest Products & Paper - 3.13%
241,803	Rayonier, Inc., REIT	5,636,428
205,751	Weyerhaeuser Co., REIT	5,154,063

		10,790,491

	Hospitality - 1.56%
105,949	Accor S.A. (France)	5,369,910

	Industrial Distribution - 1.15%
19,148	WESCO International, Inc.	3,962,870

	Industrial Services - 3.68%
243,939	U-Haul Holding Co.	12,684,828

	Non-U.S. Homebuilder - 3.14%
224,850	Berkeley Group Holdings PLC (United Kingdom)	10,813,450

	Non-U.S. Real Estate Consulting/Management - 2.92%
778,251	Savills PLC (United Kingdom)	10,062,134

	Non-U.S. Real Estate Investment Trusts - 11.30%
890,360	Big Yellow Group PLC (United Kingdom)	10,977,809
1,115,309	Ingenia Communities Group (Australia)	3,748,729
5,466,885	National Storage REIT (Australia)	8,382,705
770,423	Segro PLC (United Kingdom)	6,566,113
941,261	UNITE Group PLC (The) (United Kingdom)	9,280,266

		38,955,622

	Non-U.S. Real Estate Operating Companies - 13.59%
355,938	Brookfield Corp. (Canada)	23,865,643
2,035,326	CK Asset Holdings, Ltd. (Hong Kong)	9,326,275
114,900	Jardine Matheson Holdings, Ltd. (Hong Kong)	6,239,230
2,604,188	Wharf Holdings Ltd. (The) (Hong Kong)	7,414,472

		46,845,620

	U.S. Homebuilder - 11.85%
84,902	Champion Homes, Inc. (a)	5,170,532
73,449	DR Horton, Inc.	10,491,455
139,102	Lennar Corp., Class B	14,908,952

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks (continued)
	U.S. Homebuilder (continued)
91,017	PulteGroup, Inc.	$10,277,640

		40,848,579

	U.S. Real Estate Investment Trusts - 11.66%
179,813	American Homes 4 Rent, Class A	6,237,713
160,761	First Industrial Realty Trust, Inc.	7,832,276
7,003	Millrose Properties, Inc.	210,020
136,715	Prologis, Inc.	14,598,428
91,072	Sun Communities, Inc.	11,295,660

		40,174,097

	U.S. Real Estate Operating Companies - 4.62%
2,960,153	Five Point Holdings, LLC, Class A (a)	15,777,615
3,475,472	Trinity Place Holdings, Inc. (a)(b)(c)	143,885
1	Trinity Place Holdings, Inc. Special Stock (a)(b)(c)(d)(e)	—

		15,921,500

	Total Common Stocks (Cost $219,711,636)	279,947,436

Preferred Stocks - 13.38%
	Mortgage Finance - 13.38%
1,756,695	Federal Home Loan Mortgage Corp., 8.375% (a)	23,715,382
1,576,378	Federal National Mortgage Association, 8.250% (a)	22,384,568

	Total Preferred Stocks (Cost $6,360,732)	46,099,950

Short-Term Investments - 5.10%
17,569,598	Dreyfus Treasury Securities Cash Management, Institutional Shares, 4.120% (f)	17,569,598

	Total Short-Term Investments (Cost $17,569,598)	17,569,598

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2025 (Unaudited)

Principal Amount‡	Security†	Value

Term Loans - 0.00%
	Non-U.S. Real Estate Operating Companies - 0.00%
46,365 EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 4.016% Cash or Payment-in-kind Interest, due 10/30/25 (Luxembourg)(d)(e)(g)(h)	$—

	Total Term Loans (Cost $49,456)	—

Purchased Options - 0.00%*
	Total Purchased Options (see below for details) (Cost $46,160)	1,802

	Total Investment Portfolio - 99.71% (Cost $243,737,582)	343,618,786
	Other Assets less Liabilities - 0.29%	1,008,970

	NET ASSETS - 100.00%	$344,627,756

	Investor Class:
	Net assets applicable to 949,351 shares outstanding	$23,332,298

	Net asset value, offering and redemption price per share	$24.58

	Institutional Class:
	Net assets applicable to 12,519,581 shares outstanding	$309,244,847

	Net asset value, offering and redemption price per share	$24.70

	Z Class:
	Net assets applicable to 489,328 shares outstanding	$12,050,611

	Net asset value, offering and redemption price per share	$24.63

Notes:

(a)	Non-income producing security.
(b)	Affiliated issuer - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Security subject to restrictions on resale.
At July 31, 2025, the restricted securities had a total market value of $143,885 or 0.04% of net assets.

				Market
		Acquisition		Value
Shares	Issuer	Date	Cost	Per Unit

3,475,472	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$13,685,888	$0.04
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	—	0.01

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue Real Estate Value Fund

Portfolio of Investments (concluded)

at July 31, 2025 (Unaudited)

(d)	Security is fair valued by the Advisor in accordance with the policies established by the Board of Trustees.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rate disclosed represents 30-day yield at July 31, 2025.
(g)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(h)	Variable rate security. The rate disclosed is in effect as of July 31, 2025.
†	U.S. issuer unless otherwise noted.
‡	Denominated in U.S. Dollars unless otherwise noted.
*	Amount represents less than 0.01% of net assets.

EUR: Euro.

REIT: Real Estate Investment Trust.

Purchased Options

		Number of	Notional	Exercise	Expiration
Description	Counterparty	Contracts	Amount	Price	Date	Value

USD versus GBP, Call	JPMorgan Chase Bank, N.A.	42,500,000	$42,500,000	1.21 USD	09/18/25	$1,802

USD versus HKD, Call	JPMorgan Chase Bank, N.A.	12,000,000	12,000,000	8.20 HKD	08/08/25	—

Total Purchased Options (Cost $46,160)						$1,802

GBP: British Pound.

HKD: Hong Kong Dollar.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments

at July 31, 2025 (Unaudited)

Shares	Security†	Value

Common Stocks - 97.50%
	Lodging & Hotels - 2.24%
746,300	Mandarin Oriental International, Ltd. (Hong Kong)	$1,477,674

	Non-U.S. Homebuilder - 6.72%
33,657	Berkeley Group Holdings PLC (United Kingdom)	1,618,627
1,321,134	Glenveagh Properties PLC (Ireland) (a)(b)	2,817,802

		4,436,429

	Non-U.S. Real Estate Investment Trusts - 32.43%
1,254,279	Abacus Storage King (Australia)	1,285,904
215,200	Big Yellow Group PLC (United Kingdom)	2,653,336
521,187	Helical PLC (United Kingdom)	1,556,625
939,627	Ingenia Communities Group (Australia)	3,158,234
194,811	Merlin Properties Socimi S.A. (Spain)	2,697,364
2,177,542	National Storage REIT (Australia)	3,338,957
69,279	Shurgard Self Storage, Ltd. (Luxembourg)	2,749,149
199,856	UNITE Group PLC (The) (United Kingdom)	1,970,460
85,483	Warehouses De Pauw CVA (Belgium)	1,994,846

		21,404,875

	Non-U.S. Real Estate Operating Companies - 56.11%
2,770,200	Amata Corp. PCL (Thailand)	1,345,924
2,925,600	Ayala Land, Inc. (Philippines)	1,249,979
987,302	Corp. Inmobiliaria Vesta S.A.B. de CV. (Mexico)	2,782,658
177,713	CTP NV (Netherlands) (a)	3,769,049
4,219,200	Genting Singapore, Ltd. (Singapore)	2,379,984
526,500	Hongkong Land Holdings, Ltd. (Hong Kong)	3,185,325
781,526	Lendlease Corp, Ltd. (Australia)	2,626,715
538,849	LOG Commercial Properties e Participacoes S.A. (Brazil)	2,014,110
387,500	Nomura Real Estate Holdings, Inc. (Japan)	2,147,376
1,037,744	StorageVault Canada, Inc. (Canada)	3,475,124
249,593	Sun Hung Kai Properties, Ltd. (Hong Kong)	2,964,534
1,645,000	SUNeVision Holdings, Ltd. (Hong Kong)	1,623,683
1,272,000	Swire Pacific, Ltd., Class B (Hong Kong)	1,998,386
171,418	TAG Immobilien AG (Germany)	2,756,070
141,200	Tosei Corp. (Japan)	2,722,691

		37,041,608

	Total Common Stocks (Cost $54,074,418)	64,360,586

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (continued)

at July 31, 2025 (Unaudited)

Shares	Security†	Value

Short-Term Investments - 1.55%
1,024,239	Dreyfus Treasury Securities Cash Management, Institutional Shares, 4.120% (c)	$1,024,239

	Total Short-Term Investments (Cost $1,024,239)	1,024,239

Purchased Options - 0.01%
	Total Purchased Options (see below for details) (Cost $94,973)	2,514

	Total Investment Portfolio - 99.06% (Cost $55,193,630)	65,387,339
	Other Assets less Liabilities - 0.94%	621,756

	NET ASSETS - 100.00%	$66,009,095

	Institutional Class:
	Net assets applicable to 2,345,387 shares outstanding	$32,114,697

	Net asset value, offering and redemption price per share	$13.69

	Z Class:
	Net assets applicable to 2,396,131 shares outstanding	$33,894,398

	Net asset value, offering and redemption price per share	$14.15

Notes:

(a)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Non-income producing security.
(c)	Rate disclosed represents 30-day yield at July 31, 2025.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Third Avenue International Real Estate Value Fund

Portfolio of Investments (concluded)

at July 31, 2025 (Unaudited)

Purchased Options

		Number of	Notional	Exercise	Expiration
Description	Counterparty	Contracts	Amount	Price	Date	Value

USD versus JPY, Call	Goldman Sachs & Co.	5,000,000	$5,000,000	140.03 JPY	09/10/25	$2,514

Total Purchased Options (Cost $94,973)						$2,514

JPY: Japanese Yen.

USD: United States Dollar.

See accompanying Notes to the Quarterly Portfolio of Investments.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments

July 31, 2025 (Unaudited)

Security valuation:

Third Avenue Trust (the “Trust”), an open end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996, consists of the following separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund and Third Avenue International Real Estate Value Fund (each a “Fund” and, collectively, the “Funds”). Each Fund’s equity securities and closed-end funds listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by a Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Fund determines the daily Net Asset Value (“NAV”) per share. Foreign securities may trade on weekends or other days when a Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of such Fund.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board of Trustees. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the adopted valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to the policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees. The Adviser’s policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Adviser’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of a Fund’s securities or assets. In

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2025 (Unaudited)

addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets and are categorized as Level 2, as defined below. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

Each Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that a Fund prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2025 (Unaudited)

Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a Summary by Level of Inputs used to value the Funds’ investments as of July 31, 2025:

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2025 (Unaudited)

Third Avenue Value Fund

Assets	Total Value at 7/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Automotive	$87,201,025	$—	$87,201,025	$—
Banks	92,782,647	9,654,334	83,128,313	—
Brokerages & Exchanges	10,333,160	10,333,160	—	—
Building Products	52,274,138	—	52,274,138	—
Capital Equipment	41,717,533	—	41,717,533	—
Consumer Products	13,518,281	—	13,518,281	—
Diversified Holding Companies	68,102,067	20,123,589	47,978,478	—
Energy - Refining & Marketing	20,104,878	20,104,878	—	—
Forest Products & Paper	7,577,489	7,577,489	—	—
Insurance	12,025,360	1,975,931	10,049,429	—
Materials/Diversified Chemicals	7,638,431	7,638,431	—	—
Media	10,952,362	10,952,362	—	—
Metals & Mining	87,877,194	87,877,194	—	—
Non-U.S. Real Estate Operating Companies	17,294,767	—	17,294,767	—
Oil & Gas Production & Services	97,573,181	58,892,263	38,680,918	—
Transportation & Logistics	55,133,909	14,120,852	41,013,057	—

Total Common Stocks	682,106,422	249,250,483	432,855,939	—

Short-Term Investments:	49,007,974	49,007,974	—	—

Total Short-Term Investments	49,007,974	49,007,974	—	—

Total Value of Investments	$731,114,396	$298,258,457	$432,855,939	$—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2025 (Unaudited)

Third Avenue Small-Cap Value Fund

Assets	Total Value at 7/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Auto Parts & Services	$1,133,174	$1,133,174	$—	$—
Bank & Thrifts	26,957,542	26,957,542	—	—
Building Products	3,387,858	3,387,858	—	—
Conglomerates	3,214,688	3,214,688	—	—
Consulting & Information Technology Services	3,937,545	3,937,545	—	—
Consumer Discretionary	9,196,032	9,196,032	—	—
Energy - Refining & Marketing	2,961,730	2,961,730	—	—
Financials	6,294,605	6,294,605	—	—
Healthcare	12,699,861	12,699,861	—	—
Home Building	4,789,862	4,789,862	—	—
Industrial Equipment	3,309,542	3,309,542	—	—
Industrial Services	11,984,605	11,984,605	—	—
Information Technology	4,084,542	4,084,542	—	—
Insurance & Reinsurance	21,685,769	21,685,769	—	—
Materials/Diversified Chemicals	7,751,809	7,751,809	—	—
Metals Manufacturing	6,906,102	6,906,102	—	—
Oil & Gas Production & Services	8,520,514	8,520,514	—	—
U.S. Real Estate Operating Companies	9,836,516	9,836,516	—	—

Total Common Stocks	148,652,296	148,652,296	—	—

Closed-End Funds:
Financials	4,957,226	4,957,226	—	—

Total Closed-End Funds	4,957,226	4,957,226	—	—

Short-Term Investments:	6,783,967	6,783,967	—	—

Total Short-Term Investments	6,783,967	6,783,967	—	—

Total Value of Investments	$160,393,489	$160,393,489	$—	$—

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2025 (Unaudited)

Third Avenue Real Estate Value Fund

Assets	Total Value at 7/31/25		Level 1 Quoted Prices		Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Consulting/Management	$43,518,335		$43,518,335		$—	$—
Forest Products & Paper	10,790,491		10,790,491		—	—
Hospitality	5,369,910		—		5,369,910	—
Industrial Distribution	3,962,870		3,962,870		—	—
Industrial Services	12,684,828		12,684,828		—	—
Non-U.S. Homebuilder	10,813,450		—		10,813,450	—
Non-U.S. Real Estate Consulting/Management	10,062,134		10,062,134		—	—
Non-U.S. Real Estate Investment Trusts	38,955,622		—		38,955,622	—
Non-U.S. Real Estate Operating Companies	46,845,620		31,280,115		15,565,505	—
U.S. Homebuilder	40,848,579		40,848,579		—	—
U.S. Real Estate Investment Trusts	40,174,097		40,174,097		—	—
U.S. Real Estate Operating Companies	15,921,500		15,921,500		—	—	*

Total Common Stocks	279,947,436		209,242,949		70,704,487	—	*

Preferred Stocks:
Mortgage Finance	46,099,950		46,099,950		—	—

Total Preferred Stocks	46,099,950		46,099,950		—	—

Short-Term Investments:	17,569,598		17,569,598		—	—

Total Short-Term Investments	17,569,598		17,569,598		—	—

Term Loans:
Non-U.S. Real Estate Operating Companies	—	*	—	*	—	—

Total Term Loans	—	*	—	*	—	—

Purchased Options:	1,802		—		1,802	—

Total Purchased Options	1,802		—		1,802	—

Total Value of Investments	$343,618,786		$272,912,497		$70,706,289	$—	*

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (continued)

July 31, 2025 (Unaudited)

Third Avenue International Real Estate Value Fund

Assets	Total Value at 7/31/25	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs^	Level 3 Significant Unobservable Inputs
Common Stocks:
Lodging & Hotels	$1,477,674	$1,477,674	$—	$—
Non-U.S. Homebuilder	4,436,429	—	4,436,429	—
Non-U.S. Real Estate Investment Trusts	21,404,875	—	21,404,875	—
Non-U.S. Real Estate Operating Companies	37,041,608	11,457,217	25,584,391	—

Total Common Stocks	64,360,586	12,934,891	51,425,695	—

Short-Term Investments:	1,024,239	1,024,239	—	—

Total Short-Term Investments	1,024,239	1,024,239	—	—

Purchased Options:	2,514	—	2,514	—

Total Purchased Options	2,514	—	2,514	—

Total Value of Investments	$65,387,339	$13,959,130	$51,428,209	$—

^

Common stock securities categorized as Level 2 consist solely of securities listed on certain non-U.S. exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) that are fair valued daily by an independent fair value pricing service approved by the Board of Trustees.

*	Investments fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when each Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when each Fund had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended July 31, 2025, there were no transfers in or out of Level 3.

Third Avenue Trust

Notes to the Quarterly Portfolio of Investments (concluded)

July 31, 2025 (Unaudited)

Information about Level 3 Fair Value Measurements

Third Avenue Real Estate Value Fund	Fair Value at 7/31/25
Other (a)	$—	*

(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Investments fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the period ended July 31, 2025 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at Jul. 31, 2025	Value at Oct. 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at Jul. 31, 2025	Investment Income
S4 Capital PLC	34,626,975	$15,687,178	$3,673,460	$2,262,611	$(18,202,607)	$12,056,942	$10,952,362	$561,006

Total Affiliates		$15,687,178	$3,673,460	$2,262,611	$(18,202,607)	$12,056,942	$10,952,362	$561,006

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at Jul. 31, 2025	Value at Oct. 31, 2024		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Value at Jul. 31, 2025		Investment Income
Trinity Place Holdings, Inc.	3,475,472	$101,136		$—	$—	$—	$42,749	$143,885		$—
Trinity Place Holdings, Inc.
Special Stock	1	—	*	—	—	—	—	—	*	—

Total Affiliates		$101,136		$—	$—	$—	$42,749	$143,885		$—

*Investment fair valued at $0.